Cost of Sales - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Jun. 04, 2025	Mar. 04, 2025
Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Carbon tax recognized as expense		$ 31.0		$ 31.4
Inventory write-down	$ 29.3		$ 24.4
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Tariff costs	0.0		225.0
Ad Valorem Tariff Rate					50.00%	25.00%
Steel [Member] | Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Depreciation expense		103.0		355.0
Wages and benefit costs		$ 273.9		$ 339.7
Inventory write-down	$ 0.0		$ 40.3